Condensed consolidated balance sheet - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Condensed consolidated balance sheet [Abstract]
Vessels and scrubbers		$ 2,138,295	$ 2,344,757
Dry docking		110,966	114,636
Right-of-use assets - Vessels		43,500	38,413
Other property, plant and equipment		473	865
Total property, plant and equipment		2,293,234	2,498,671
Intangible assets		0	83
Total intangible assets		0	83
Other investments		381,872	297,581
Derivative financial instruments		5,438	2,627
Restricted cash	[1]	20,000	10,000
Loans receivable from joint ventures		50,993	59,845
Joint ventures		118,758	97,821
Trade and other receivables, and prepayments		1,155	1,320
Total other non-current assets		578,216	469,194
Total non-current assets		2,871,450	2,967,948
Intangible assets		9,027	16,665
Total intangible assets		9,027	16,665
Inventories		109,754	69,027
Loans receivable from joint venture		9,123	0
Trade and other receivables, and prepayments		607,246	521,954
Derivative financial instruments		3,997	6,237
Cash at bank and on hand		270,983	103,609
Cash retained in the commercial pools	[2]	82,177	88,966
Assets held for sale		0	37,490
Total other current assets		1,083,280	827,283
Total current assets		1,092,307	843,948
Total assets		3,963,757	3,811,896
Share capital		1,065,926	1,093,055
Other reserves		552,581	468,761
Treasury shares		(314)	(78,449)
Retained earnings		1,031,775	846,220
Total shareholders' equity		2,649,968	2,329,587
Borrowings		653,862	910,402
Total non-current liabilities		653,862	910,402
Borrowings		231,501	212,574
Derivative financial instruments		6,046	163
Current income tax liabilities		3,845	5,019
Trade and other payables		410,051	350,735
Provision		8,484	3,416
Total current liabilities		659,927	571,907
Total liabilities		1,313,789	1,482,309
Total shareholders' equity and liabilities		$ 3,963,757	$ 3,811,896

[1]	Restricted cash includes FFA collateral accounts.
[2]	The cash retained in the commercial pools represents cash in the pool bank accounts that are opened in the name of the Group’s pool management companies and can only be used for the operation of vessels within the commercial pools.